Segmented Information - Schedule of Segment Information for Reporting Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total sales	$ 39,431	$ 40,827
External sales	39,431	40,827
Adjusted EBIT	2,545	3,107
Depreciation and amortization	1,345	1,278
Equity income	(178)	(277)
Net assets	25,790	25,945
Goodwill	1,976	1,979	$ 2,099
Fixed asset, net	8,260	8,095
Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Goodwill	458	459	463
Power & Vision [Member]
Segment Reporting Information [Line Items]
Goodwill	1,238	1,260	1,365
Seating Systems [Member]
Segment Reporting Information [Line Items]
Goodwill	169	147	153
Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Goodwill	111	113	$ 118
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	39,431	40,827
Net assets	15,954	15,828
Investments	1,210	2,189
Goodwill	1,976	1,979
Fixed asset, net	8,260	8,095
Fixed asset additions	1,441	1,650
Operating Segments [Member] | Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Total sales	16,458	17,527
External sales	16,110	17,220
Adjusted EBIT	1,299	1,413
Depreciation and amortization	710	701
Equity income	(3)	(12)
Net assets	7,906	7,142
Investments	31	34
Goodwill	458	459
Fixed asset, net	4,827	4,825
Fixed asset additions	713	730
Operating Segments [Member] | Power & Vision [Member]
Segment Reporting Information [Line Items]
Total sales	11,312	12,321
External sales	11,103	12,086
Adjusted EBIT	747	1,171
Depreciation and amortization	464	435
Equity income	(174)	(261)
Net assets	5,626	6,703
Investments	899	1,680
Goodwill	1,238	1,260
Fixed asset, net	2,299	2,151
Fixed asset additions	577	655
Operating Segments [Member] | Seating Systems [Member]
Segment Reporting Information [Line Items]
Total sales	5,577	5,548
External sales	5,548	5,546
Adjusted EBIT	312	426
Depreciation and amortization	66	57
Equity income	(4)	(3)
Net assets	1,219	815
Investments	134	135
Goodwill	169	147
Fixed asset, net	412	330
Fixed asset additions	76	78
Operating Segments [Member] | Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Total sales	6,707	6,018
External sales	6,661	5,968
Adjusted EBIT	144	68
Depreciation and amortization	84	65
Equity income	(1)
Net assets	735	605
Investments	2	2
Goodwill	111	113
Fixed asset, net	593	622
Fixed asset additions	69	170
Operating Segments [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	(623)	(587)
External sales	9	7
Adjusted EBIT	43	29
Depreciation and amortization	21	20
Equity income	4	(1)
Net assets	468	563
Investments	144	338
Fixed asset, net	129	167
Fixed asset additions	$ 6	$ 17